Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000133119
Shareholder Report [Line Items]
Fund Name	ARK Genomic Revolution ETF
Class Name	ARK Genomic Revolution ETF
Trading Symbol	ARKG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.arkfunds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Genomic Revolution ETF	$64	0.75%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” For example, many companies in the genomics space are sacrificing short-term profitability for potential long-term gain. As many of these companies are at an early stage, they are “burning cash” as they invest in ways that we believe will enable them to dominate their spaces.

Top contributors to relative performance

• The top contributor to performance during the period was Twist Bioscience Corporation (TWST). Shares of TWST rose during the period. The company reported strong fiscal second-quarter 2024 financial results. Revenue increased 25% year-over-year, thanks to growth in the company’s synthetic biology product line, including Express Gene, which they commercialized in 4Q2024.

• Additional contributors to performance included CareDx, Inc., Nurix Therapeutics, Inc., Ionis Pharmaceuticals, Inc., and Vertex Pharmaceuticals Incorporated.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Pacific Biosciences of California, Inc. (PACB). Shares of PACB traded down during the period after the company preannounced fourth-quarter 2023 results, including better-than-expected sales of sequencers but lower-than-expected pull-through of the more profitable consumables—a short-term mismatch, in our view.

• Additional detractors from performance included Ginkgo Bioworks Holdings, Inc., Exact Sciences Corporation, Schrödinger, Inc. and Teladoc Health, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Genomic Revolution ETF - NAV	Nasdaq Healthcare Index	MSCI World Index (Net)	S&P 500 Index
10/30/14	$10,000	$10,000	$10,000	$10,000
7/31/15	$11,340	$12,110	$10,602	$10,711
7/31/16	$9,370	$9,736	$10,553	$11,312
7/31/17	$11,119	$10,778	$12,254	$13,127
7/31/18	$14,877	$12,263	$13,710	$15,258
7/31/19	$17,833	$11,694	$14,207	$16,477
7/31/20	$28,605	$14,963	$15,234	$18,447
7/31/21	$45,335	$18,356	$20,577	$25,170
7/31/22	$19,825	$12,750	$18,691	$24,003
7/31/23	$20,511	$13,740	$21,211	$27,127
7/31/24	$14,569	$15,072	$25,100	$33,135

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 10/30/2014
ARK Genomic Revolution ETF - NAV	-28.97%	-3.96%	3.93%
ARK Genomic Revolution ETF - Market	-29.08%	-4.01%	3.94%
Nasdaq Healthcare Index	9.69%	5.21%	4.30%
MSCI World Index (Net)	18.34%	12.06%	9.90%
S&P 500 Index	22.15%	15.00%	13.07%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 1,463,401,954
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 12,638,417
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,463,401,954
  Total number of portfolio holdings41
  Total advisory fees paid$12,638,417
  Period portfolio turnover rate

  26%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	97.7%
Information Technology	1.5%
Materials	0.6%
Financials (Money Market Fund)	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000133120
Shareholder Report [Line Items]
Fund Name	ARK Autonomous Technology & Robotics ETF
Class Name	ARK Autonomous Technology & Robotics ETF
Trading Symbol	ARKQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.arkfunds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Autonomous Technology & Robotics ETF	$74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Kratos Defense & Security Solutions, Inc. (KTOS). Shares of KTOS contributed to performance during the period in response to the acquisition of Sierra Technical Services, Inc., its autonomous fifth-generation fighter developer. Additionally, they highlighted several AI initiatives, such as the integration of Shield AI’s artificial intelligence pilot into its Valkyrie drone.

• Additional contributors to performance included AeroVironment, Inc., NVIDIA Corporation, Teradyne, Inc., and Taiwan Semiconductor Manufacturing Company Limited.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Iridium Communications Inc. (IRDM). Shares of IRDM traded down as the company has seen increased competition from Starlink in its Maritime segment.

• Additional detractors from performance included Markforged Holdings Corporation, Archer Aviation Inc., Unity Software Inc., and Velo3D, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Autonomous Technology & Robotics ETF - NAV	MSCI World Index (Net)	S&P 500 Index	Nasdaq Industrials Index
9/29/14	$10,000	$10,000	$10,000	$10,000
7/31/15	$9,730	$10,530	$10,815	$11,599
7/31/16	$10,479	$10,481	$11,423	$11,936
7/31/17	$14,937	$12,171	$13,255	$14,200
7/31/18	$17,903	$13,616	$15,408	$16,948
7/31/19	$17,427	$14,109	$16,638	$18,020
7/31/20	$27,784	$15,130	$18,628	$22,962
7/31/21	$43,151	$20,436	$25,416	$29,699
7/31/22	$30,086	$18,564	$24,237	$25,160
7/31/23	$31,544	$21,066	$27,392	$26,077
7/31/24	$30,328	$24,929	$33,459	$27,895

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 9/29/2014
ARK Autonomous Technology & Robotics ETF - NAV	-3.86%	11.72%	11.94%
ARK Autonomous Technology & Robotics ETF - Market	-3.96%	11.70%	11.94%
MSCI World Index (Net)	18.34%	12.06%	9.73%
S&P 500 Index	22.15%	15.00%	13.06%
Nasdaq Industrials Index	6.97%	9.13%	10.99%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 791,819,829
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 6,997,809
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$791,819,829
  Total number of portfolio holdings37
  Total advisory fees paid$6,997,809
  Period portfolio turnover rate

  20%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	35.8%
Information Technology	35.2%
Consumer Discretionary	16.4%
Communication Services	8.4%
Health Care	1.6%
Energy	1.3%
Utilities	1.1%
Financials (Money Market Fund)	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000133121
Shareholder Report [Line Items]
Fund Name	ARK Innovation ETF
Class Name	ARK Innovation ETF
Trading Symbol	ARKK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.arkfunds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Innovation ETF	$71	0.75%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Coinbase Global, Inc. (COIN or Coinbase). Shares of COIN rallied along with the broad crypto asset market. Coinbase also received positive news in its legal battle with the U.S. Securities and Exchange Commission (SEC) as the court dismissed the SEC’s charges against Coinbase Wallet, its self-custody solution – a significant win for Coinbase and for decentralized financial services in the US broadly.

• Additional contributors to performance included Robinhood Markets, Inc., Twist Bioscience Corporation, Palantir Technologies Inc., and Roblox Corporation.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Unity Software Inc. (U). Shares of U traded down after the company reported mixed fourth-quarter 2024 results, guiding to 3% year-over-year revenue growth at midpoint for the full year 2024, well below Wall Street estimates of 9%.

• Additional detractors from performance included Ginkgo Bioworks Holdings, Inc., Roku, Inc., Teladoc Health, Inc., and Pacific Biosciences of California, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
10/30/14	$10,000	$10,000	$10,000
7/31/15	$10,725	$10,602	$10,711
7/31/16	$10,540	$10,553	$11,312
7/31/17	$15,126	$12,254	$13,127
7/31/18	$23,047	$13,710	$15,258
7/31/19	$25,847	$14,207	$16,477
7/31/20	$43,118	$15,234	$18,447
7/31/21	$65,387	$20,577	$25,170
7/31/22	$24,819	$18,691	$24,003
7/31/23	$27,725	$21,211	$27,127
7/31/24	$25,021	$25,100	$33,135

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 10/30/2014
ARK Innovation ETF - NAV	-9.75%	-0.65%	9.86%
ARK Innovation ETF - Market	-9.75%	-0.68%	9.88%
MSCI World Index (Net)	18.34%	12.06%	9.90%
S&P 500 Index	22.15%	15.00%	13.07%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 5,965,698,028
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 54,966,688
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,965,698,028
  Total number of portfolio holdings34
  Total advisory fees paid$54,966,688
  Period portfolio turnover rate

  39%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Health Care	24.1%
Communication Services	20.1%
Financials	19.1%
Information Technology	18.9%
Consumer Discretionary	16.4%
Industrials	1.1%
Financials (Money Market Fund)	0.3%
Total	100.0%

Material Fund Change [Text Block]
C000133122
Shareholder Report [Line Items]
Fund Name	ARK Next Generation Internet ETF
Class Name	ARK Next Generation Internet ETF
Trading Symbol	ARKW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.arkfunds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Next Generation Internet ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Coinbase Global, Inc. (COIN or Coinbase). Shares of COIN rallied along with the broad crypto asset market. Coinbase also received positive news in its legal battle with the U.S. Securities and Exchange Commission (SEC) as the court dismissed the SEC’s charges against Coinbase Wallet, its self-custody solution – a significant win for Coinbase and for decentralized financial services in the US broadly.

• Additional contributors to performance included Grayscale Bitcoin Trust, ARK 21Shares Bitcoin ETF, Robinhood Markets, Inc., and Spotify Technologies SA.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Unity Software Inc. (U). Shares of U traded down after the company reported mixed fourth-quarter 2024 results, guiding to 3% year-over-year revenue growth at midpoint for the full year 2024, well below Wall Street estimates of 9%.

• Additional detractors from performance included Roku, Inc., Teladoc Health, Inc., Block, Inc., and Zoom Video Communications, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Next Generation Internet ETF - NAV	S&P 500 Index	MSCI World Index (Net)
9/29/14	$10,000	$10,000	$10,000
7/31/15	$11,845	$10,815	$10,530
7/31/16	$12,371	$11,423	$10,481
7/31/17	$18,829	$13,255	$12,171
7/31/18	$28,754	$15,408	$13,616
7/31/19	$30,907	$16,638	$14,109
7/31/20	$58,763	$18,628	$15,130
7/31/21	$88,184	$25,416	$20,436
7/31/22	$33,560	$24,237	$18,564
7/31/23	$41,361	$27,392	$21,066
7/31/24	$48,193	$33,459	$24,929

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 9/29/2014
ARK Next Generation Internet ETF - NAV	16.52%	9.29%	17.34%
ARK Next Generation Internet ETF - Market	15.57%	9.07%	17.26%
S&P 500 Index	22.15%	15.00%	13.06%
MSCI World Index (Net)	18.34%	12.06%	9.73%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 1,394,382,172
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 11,264,165
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,394,382,172
  Total number of portfolio holdings42
  Total advisory fees paid$11,264,165
  Period portfolio turnover rate

  54%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	32.3%
Communication Services	25.6%
Information Technology	24.6%
Consumer Discretionary	17.1%
Health Care	0.4%
Financials (Money Market Fund)	0.0%
Total	100.0%

Material Fund Change [Text Block]
C000209702
Shareholder Report [Line Items]
Fund Name	ARK Fintech Innovation ETF
Class Name	ARK Fintech Innovation ETF
Trading Symbol	ARKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.arkfunds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Fintech Innovation ETF	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Coinbase Global, Inc. (COIN or Coinbase). Shares of COIN rallied along with the broad crypto asset market. Coinbase also received positive news in its legal battle with the U.S. Securities and Exchange Commission (SEC) as the court dismissed the SEC’s charges against Coinbase Wallet, its self-custody solution – a significant win for Coinbase and for decentralized financial services in the US broadly.

• Additional contributors to performance included Robinhood Markets, Inc., DraftKings Inc., NVIDIA Corporation, and Mercado Libre, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Bill Holdings, Inc. (Bill Holdings). While total revenue for Bill Holdings surpassed consensus expectations during the third quarter of 2023, management guidance missed expectations. Management cited continued macroeconomic pressure as customers cut back on spending and opted for lower-cost payment methods at the expense of payment speed.

• Additional detractors from performance included Block, Inc., Teladoc Health, Inc., Global-E Online Ltd., and Roku, Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Fintech Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
2/1/19	$10,000	$10,000	$10,000
7/31/19	$11,421	$10,901	$11,121
7/31/20	$18,314	$11,689	$12,450
7/31/21	$25,746	$15,789	$16,988
7/31/22	$9,098	$14,342	$16,200
7/31/23	$12,275	$16,276	$18,308
7/31/24	$13,843	$19,260	$22,363

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 2/1/2019
ARK Fintech Innovation ETF - NAV	12.78%	3.92%	6.10%
ARK Fintech Innovation ETF - Market	12.48%	3.89%	6.08%
MSCI World Index (Net)	18.34%	12.06%	12.67%
S&P 500 Index	22.15%	15.00%	15.78%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 828,213,651
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 7,305,551
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$828,213,651
  Total number of portfolio holdings33
  Total advisory fees paid$7,305,551
  Period portfolio turnover rate

  37%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Financials	49.2%
Information Technology	20.7%
Communication Services	18.3%
Consumer Discretionary	10.9%
Real Estate	0.9%
Total	100.0%

Material Fund Change [Text Block]
C000226276
Shareholder Report [Line Items]
Fund Name	ARK Space Exploration & Innovation ETF
Class Name	ARK Space Exploration & Innovation ETF
Trading Symbol	ARKX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.arkfunds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Space Exploration & Innovation ETF	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was AeroVironment, Inc. (AVAV or AeroVironment). Shares of AVAV traded up as part of a broad market rally for defense companies. The U.S. Department of Defense’s Replicator Initiative selected AeroVironment’s Switchblade 600 loitering munitions system (LMS).

• Additional contributors to performance included Kratos Defense & Security Solutions, Inc., Garmin Ltd, Amazon.com, Inc., and L3Harris Technologies, Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Iridium Communications Inc. (IRDM). Shares of IRDM traded down as the company has seen increased competition from Starlink in its Maritime segment.

• Additional detractors from performance included Markforged Holdings Corporation, Archer Aviation, Inc., Velo3D, Inc., and Unity Software Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Space Exploration & Innovation ETF - NAV	MSCI World Index (Net)	S&P 500 Index
3/30/21	$10,000	$10,000	$10,000
7/31/21	$10,177	$10,994	$11,154
7/31/22	$7,466	$9,986	$10,636
7/31/23	$7,785	$11,333	$12,021
7/31/24	$7,643	$13,411	$14,683

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception 3/30/2021
ARK Space Exploration & Innovation ETF - NAV	-1.82%	-7.74%
ARK Space Exploration & Innovation ETF - Market	-2.18%	-7.80%
MSCI World Index (Net)	18.34%	9.19%
S&P 500 Index	22.15%	12.20%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 226,236,023
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,892,246
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$226,236,023
  Total number of portfolio holdings35
  Total advisory fees paid$1,892,246
  Period portfolio turnover rate

  18%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Industrials	55.0%
Information Technology	24.4%
Communication Services	11.0%
Consumer Discretionary	6.5%
Equity Fund	2.8%
Financials (Money Market Fund)	0.3%
Total	100.0%

Material Fund Change [Text Block]
C000164426
Shareholder Report [Line Items]
Fund Name	The 3D Printing ETF
Class Name	The 3D Printing ETF
Trading Symbol	PRNT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.arkfunds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK The 3D Printing ETF	$61	0.66%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was General Electric Company (General Electric). After facing supply chain issues in 2022, General Electric saw improvements in 2023. Additionally, the spinoff of GE Vernova was well received by the market.

• Additional contributors to performance included Moog Inc., BICO Group AB, HP Inc., and Altair Engineering Inc.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Markforged Holding Corporation (MKFG or Markforged). Shares of MKFG declined after a federal jury determined that the company must pay $17.34 million to Continuous Composites for patent infringement. Markforged is looking to overturn the verdict.

• Additional detractors from performance included Velo3D, Inc., Desktop Metal, Inc., 3D Systems Corporation, and Stratasys Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The 3D Printing ETF - NAV	The Total 3-D Printing Index	MSCI World Index (Net)	S&P 500 Index
7/18/16	$10,000	$10,000	$10,000	$10,000
7/31/16	$10,015	$10,022	$10,107	$10,034
7/31/17	$12,760	$12,976	$11,736	$11,644
7/31/18	$12,371	$12,653	$13,131	$13,535
7/31/19	$11,351	$11,717	$13,606	$14,616
7/31/20	$11,482	$11,963	$14,590	$16,364
7/31/21	$19,607	$20,433	$19,707	$22,328
7/31/22	$11,934	$12,554	$17,901	$21,292
7/31/23	$12,603	$13,154	$20,315	$24,063
7/31/24	$10,647	$11,189	$24,040	$29,392

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 7/18/2016
The 3D Printing ETF - NAV	-15.53%	-1.27%	0.78%
The 3D Printing ETF - Market	-15.60%	-1.50%	0.76%
The Total 3-D Printing Index	-14.94%	-0.92%	1.41%
MSCI World Index (Net)	18.34%	12.06%	11.53%
S&P 500 Index	22.15%	15.00%	14.36%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 105,353,682
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 882,346
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$105,353,682
  Total number of portfolio holdings53
  Total advisory fees paid$882,346
  Period portfolio turnover rate

  39%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	41.6%
Industrials	36.9%
Health Care	13.2%
Consumer Discretionary	5.9%
Materials	2.4%
Consumer Staples	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000164427
Shareholder Report [Line Items]
Fund Name	ARK Israel Innovative Technology ETF
Class Name	ARK Israel Innovative Technology ETF
Trading Symbol	IZRL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	ANNUAL SHAREHOLDER REPORT
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arkfunds.com/download-fund-materials/. You can also request this information by contacting us at (727) 810-8160.
Additional Information Phone Number	(727) 810-8160
Additional Information Website	https://www.arkfunds.com/download-fund-materials/
Expenses [Text Block]

What were the Fund’s cost for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARK Israel Innovative Technology ETF	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The Fund underperformed both the S&P 500 Index and the MSCI World Index for the 12-month period ending July 31, 2024. As 2024 began, markets anticipated lower interest rates that would favor long-duration assets. However, the Federal Reserve shifted its stance to “higher for longer.” As a result, equity markets became increasingly concentrated, with investors gravitating towards the cash-rich "Magnificent Six" stocks—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, and NVIDIA—where the fund holds minimal exposure.

In our view, having already paid dues with tight money and higher interest rates in this cycle, the next few years could prove fertile for a broad swath of the equity market beyond the “Magnificent Six.” Our research indicates that many names underrepresented in the broad-based benchmarks will likely drive value creation over our investment horizon.

Top contributors to relative performance

• The top contributor to performance during the period was Camtek Ltd (CAMT or Camtek). Shares of CAMT appreciated after announcing its acquisition of FormFactor’s FRT Metrology unit. Camtek is a developer and manufacturer of high-end inspection and metrology equipment for the semiconductor industry.

• Additional contributors to performance included Teva Pharmaceuticals Industries Limited, WalkMe Ltd., Cellebrite DI Ltd., and WIX.com Ltd.

Biggest detractors from relative performance

• The biggest detractor from performance during the period was Gamida Cell Ltd (Gamida Cell). Gamida Cell underwent a major restructuring, which involved delisting from the NASDAQ and moving to the OTC market, which often reduced investor confidence.

• Additional detractors from performance included Perion Network Ltd., UroGen Pharma Ltd., Inmode Ltd., and Stratasys Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	ARK Israel Innovative Technology ETF - NAV	ARK Israeli Innovation Index	MSCI World Index (Net)	S&P 500 Index
12/4/17	$10,000	$10,000	$10,000	$10,000
7/31/18	$10,427	$10,420	$10,534	$10,798
7/31/19	$10,591	$10,600	$10,915	$11,660
7/31/20	$13,165	$13,515	$11,705	$13,054
7/31/21	$15,937	$16,663	$15,810	$17,812
7/31/22	$10,233	$10,805	$14,361	$16,986
7/31/23	$10,614	$11,227	$16,297	$19,196
7/31/24	$10,591	$11,264	$19,285	$23,448

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 years	Since Inception 12/4/2017
ARK Israel Innovative Technology ETF - NAV	-0.22%	0.00	0.87%
ARK Israel Innovative Technology ETF - Market	-0.45%	-0.16%	0.82%
ARK Israeli Innovation Index	0.33%	1.22%	1.80%
MSCI World Index (Net)	18.34%	12.06%	10.37%
S&P 500 Index	22.15%	15.00%	13.66%

No Deduction of Taxes [Text Block]	The returns for the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon sale of Fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.arkfunds.com.
AssetsNet	$ 99,212,894
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 472,715
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$99,212,894
  Total number of portfolio holdings50
  Total advisory fees paid$472,715
  Period portfolio turnover rate

  43%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund.  The allocations may not be representative of the Fund's future investments.

Sector Diversification	% of Total Investments
Information Technology	57.6%
Health Care	12.6%
Industrials	12.2%
Communication Services	12.0%
Consumer Discretionary	5.5%
Financials (Money Market Fund)	0.1%
Total	100.0%

Material Fund Change [Text Block]